Provisions, income tax liabilities and other liabilities - Summary of Sensitivity for Pensions and Other Post-Employment Benefits to Changes in Key Actuarial Assumptions (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible decrease in actuarial assumption	(0.50%)
General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in mortality table (in years)	1 year
France | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 56
France | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	40
France | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	41
France | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	5
France | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	38
Germany | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	170
Germany | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	220
Germany | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	216
Germany | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
Germany | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	53
US | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	78
US | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
US | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
US | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	5
US | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	25
UK | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	42
UK | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	43
UK | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	20
UK | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	43
UK | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 19